VIA ELECTRONIC FILING


February 27, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

Re:	Merrill Lynch Inflation Protected Fund
        Pre-Effective Amendment No. 2 under
        the Securities Act of 1933 and Amendment
        No. 2 to the Registration Statement on Form
        N-1A (Securities Act File No. 333-110936;
        Investment Company Act File No. 811-21473)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Inflation
Protected Fund (the "Fund") hereby certifies that: (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 24, 2004.

Sincerely,

Merrill Lynch Inflation Protected Fund

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Director (Legal Advisory)
Merrill Lynch Investment Managers